Segment Information - Schedule of Acquisition of Intangible Assets, Property, Plant and Equipment and Investments Accounted for Using the Equity Method by Segment (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reportable Segments [Member]
Disclosure of operating segments [Line Items]
Investments accounted for using the equity method	€ 2,863
Acquisitions of property, plant and equipment	1,388
Acquisitions of other intangible assets	568
New segment reporting model [member] | Pharmaceuticals [Member]
Disclosure of operating segments [Line Items]
Investments accounted for using the equity method	2,831
Acquisitions of property, plant and equipment	1,033
Acquisitions of other intangible assets	367
New segment reporting model [member] | Consumer healthcare segment [member]
Disclosure of operating segments [Line Items]
Investments accounted for using the equity method	19
Acquisitions of property, plant and equipment	9
Acquisitions of other intangible assets	9
Previous segment reporting model [member] | Pharmaceuticals [Member]
Disclosure of operating segments [Line Items]
Investments accounted for using the equity method	2,850	€ 2,886	€ 2,422
Acquisitions of property, plant and equipment	1,042	904	945
Acquisitions of other intangible assets	376	807	1,533
Previous segment reporting model [member] | Vaccines [Member]
Disclosure of operating segments [Line Items]
Investments accounted for using the equity method	13	4	254
Acquisitions of property, plant and equipment	346	315	258
Acquisitions of other intangible assets	192	57	36
Previous segment reporting model [member] | Reportable Segments [Member]
Disclosure of operating segments [Line Items]
Investments accounted for using the equity method	2,863	2,890	2,676
Acquisitions of property, plant and equipment	1,388	1,219	1,203
Acquisitions of other intangible assets	€ 568	€ 864	€ 1,569